Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aptus International Enhanced Yield ETF | Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.64%	9.22%	(19.59%)
Aptus Enhanced Yield ETF | Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.95%	3.50%
Aptus Large Cap Enhanced Yield ETF | Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	24.10%